Document and Entity Information	12 Months Ended
Dec. 31, 2013
Document And Entity Information [Abstract]
Document Type	40-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2013
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY
Trading Symbol	WILN
Entity Registrant Name	Wi-LAN Inc.
Entity Central Index Key	0001518419
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Entity Common Stock, Shares Outstanding	119,909,016